Recapitalization	12 Months Ended
Dec. 31, 2010
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
Note 18 - Recapitalization

Effective as of June 27, 2011, in anticipation of the Share Exchange Agreement and related transactions described below, Stevens Resources, Inc., a company incorporated in the State of Nevada on September 9, 2009, changed its name to Nova Lifestyle, Inc. (“Nova Lifestyle”) through a merger with its wholly owned, non-operating subsidiary established solely to change its name pursuant to Nevada law. Concurrently with this action, Nova Lifestyle authorized a 5-for-1 forward split of its common stock effective June 27, 2011. Prior to the forward split, Nova Lifestyle had 2,596,000 shares of its common stock outstanding, and, after giving effect to the forward split, it had 12,980,000 shares of its common stock outstanding.

On June 30, 2011, Nova Lifestyle entered into and consummated a series of agreements that resulted in the acquisition of all of the ordinary shares of Nova Furniture BVI. Pursuant to the terms of a Share Exchange Agreement and Plan of Reorganization dated June 30, 2011 (the “Share Exchange Agreement”), Nova Lifestyle issued 11,920,000 shares of its common stock to the four designee shareholders of Nova Furniture BVI in exchange for their 10,000 ordinary shares of Nova Furniture BVI, consisting of all of its issued and outstanding capital stock. Concurrently with the Share Exchange Agreement and as a condition thereof, Nova Lifestyle entered into an agreement with its former president and director, pursuant to which he returned 10,000,000 shares of Nova Lifestyle’s common stock to Nova Lifestyle for cancelation in exchange for $80,000. The $80,000 was a 90-day note bearing interest at 0.46% per annum payable to the former shareholder. Upon completion of the foregoing transactions, Nova Lifestyle had 14,900,000 shares of its common stock issued and outstanding.

For accounting purposes, the transaction is being accounted for as a recapitalization of Nova Furniture BVI because Nova Furniture BVI’s shareholders own the majority of Nova Lifestyle’s outstanding common stock and exercise significant influence over the operating and financial policies of the consolidated entity and Nova Lifestyle was a non-operating shell prior to the acquisition. Pursuant to Securities and Exchange Commission rules, the merger or acquisition of a private operating company into a non-operating public shell with nominal net assets is considered a capital transaction in substance, rather than a business combination. The effect of the recapitalization has been retroactively restated and the effect on earnings per share for these periods included in these financial statements.